UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23161

NuShares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher

Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: January 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

January 31, 2017

	Listing Exchange	Ticker Symbol
Fund Name

NuShares Enhanced Yield U.S. Aggregate Bond ETF	NYSE Arca	NUAG

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Table

of Contents

NUVEEN	3

Chairman’s Letter

to Shareholders

Dear Shareholders,

The past year saw a striking shift in the markets’ tone. The start of 2016 was beset by China’s economic woes, growing recession fears in the U.S. and oil prices sinking to lows not seen in more than a decade. World stock markets dropped, while bonds and other safe-haven assets rallied. But, by the end of the year, optimism had taken root. Economic outlooks were more upbeat, commodity prices stabilized, equity markets rebounded and bonds retreated. Despite the initial market shocks of the Brexit referendum in the U.K. and Donald Trump’s win in the U.S. presidential election, and the uncertainties posed by the implications of these votes, sentiment continued to swing toward the positive as 2016 ended.

In between the year’s turbulent start and exuberant end, markets were soothed by improving economic data out of China, as the government’s stimulus measures appeared to be working, and a recovery in the energy and commodity-related sectors. The U.S. Federal Reserve backed off its more aggressive projections from the beginning of the year, only raising the fed funds rate once during the year, in December. The central banks in Europe and Japan maintained their accommodative stances.

Will 2017 be the year of accelerating global growth and rising inflation that the markets are expecting? President Trump’s business-friendly, pro-growth agenda has been well received by the markets, despite the administration’s initial focus on trade and immigration policy. However, when a substantive fiscal policy does emerge, the potential for legislative approval is not assured. Outside the U.S., political dynamics in Europe are also in flux this year, with Brexit negotiations ongoing and elections in Germany and France, and possibly a snap election in Italy.

Given the slate of policy unknowns and the range of possible outcomes, we believe volatility will remain a fixture this year. In this environment, Nuveen remains committed to both managing downside risks and seeking upside potential. If you’re concerned about how resilient your investment portfolio might be, we encourage you to talk to your financial advisor. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider

Chairman of the Board

March 28, 2017

4	NUVEEN

Portfolio Managers’

Comments

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

This Fund features portfolio management by Teachers Advisors, LLC, an affiliate of Nuveen Fund Advisors, LLC. Portfolio managers Lijun (Kevin) Chen, CFA, and Jayesh D. Bhansali, CFA, discuss key investment strategies and the performance of NUAG during the abbreviated reporting period from the Fund’s commencement of operations on September 14, 2016 through January 31, 2017. Kevin and Jayesh have managed NUAG since its inception.

What key strategies were used to manage the Fund during the abbreviated reporting period and how did these strategies influence performance?

The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of the BofA/Merrill Lynch Enhanced Yield U.S. Broad Bond Index (the “Enhanced Index”). The Enhanced Index is designed to broadly capture the U.S. investment grade fixed income market and uses a rules-based weighting methodology that seeks to enhance yield while maintaining comparable risk. The Enhanced Index is primarily comprised of U.S. government securities, debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities, asset-backed securities and U.S. dollar-denominated debt securities issued by non-U.S. governments and corporations that are publicly offered for sale in the U.S. The Fund generally invests in a sample of the securities in the Enhanced Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Enhanced Index. Under normal market conditions, the Fund invests at least 80% of its assets, exclusive of collateral held from securities lending, in component securities of the Enhanced Index. The Fund rebalances its holdings monthly in response to the monthly Enhanced Index rebalances.

During the abbreviated reporting period, the Fund has remained fully invested within its allocation targets to track the Enhanced Index. As of January 31, 2017, the Fund’s net assets were invested in 34.7% securitized debt, 35.3% corporate debt, 23.3% U.S. Treasuries and 5.7% government-related debt. Despite heightened volatility surrounding the U.S. elections in early November 2016, the Fund delivered index-like performance results and minimized tracking error (i.e. the divergence in performance from that of the Enhanced Index), in this abbreviated reporting period.

How did the Fund perform during this abbreviated reporting period ended January 31, 2017?

The table in the Fund’s Performance Overview and Expense Ratios section of this report provides the Fund’s total return performance for the abbreviated reporting period from the Fund’s commencement of operation on September 14, 2016 through January 31, 2017. The Fund’s total returns at net asset value (NAV) are compared with the performance of the Enhanced Index, which the Fund is designed to track.

The Fund’s total return slightly trailed that of the Enhanced Index over this abbreviated reporting period. As expected, the relative underperformance is mainly attributable to the transaction costs related to the Fund’s acquisition of structured securities, as well as fees and expenses incurred by the Fund that are not incurred by the Enhanced Index. The Enhanced Index is unmanaged and therefore its returns do not reflect any fees or expenses, which would detract from its performance. You cannot invest directly in an index.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Fund disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Refer to the Glossary of Terms Used in this report for further definition of the terms used within this section.

NUVEEN	5

Risk Considerations

and Dividend Information

NuShares Enhanced Yield U.S. Aggregate Bond ETF

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. These and other risk considerations are described in detail in the Fund’s prospectus.

Dividend Information

The Fund seeks to pay monthly dividends out of its net investment income. Monthly distributions are not expected to be a level amount from period-to-period. The Fund will, over time, pay all its net investment income as dividends to shareholders.

As of January 31, 2017, the Fund had a zero UNII balance, based upon our best estimate, for tax purposes and a positive UNII balance for financial reporting purposes.

All monthly dividends paid by the Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders would have received a notice to that effect. For financial reporting purposes, the composition and per share amounts of the Fund’s dividends for the reporting period are presented in this report’s Statement of Changes in Net Assets and Financial Highlights, respectively. For income tax purposes, distribution information for the Fund as of its July 31, 2017 tax year end will be presented in Note 6 – Income Tax Information within the Notes to Financial Statements of this report.

6	NUVEEN

Fund Performance

and Expense Ratio

The Fund Performance and Expense Ratio for the Fund are shown within this section of the report.

Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Total returns for a period of less than one year are not annualized. Returns assume reinvestment of dividends and capital gains. Market price returns are based on the most recent market price. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The expense ratio represents the Fund’s total operating expenses as reflected in the Fund’s most recent prospectus. The expense ratio includes the Fund’s management fee and other applicable fees and expenses paid by the Fund.

NUVEEN	7

Fund Performance and Expense Ratio (continued)

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

Refer to the first page of this Fund Performance and Expense Ratio section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Total Returns as of January 31, 2017

Cumulative
Since Inception
NUAG at NAV	(2.05)%
NUAG at Market Price	(1.94)%
BofA Merrill Lynch Enhanced Yield U.S. Broad Bond Index	(1.96)%
Bloomberg Barclays U.S. Aggregate Bond Index	(2.84)%

Total Returns as of December 31, 2016 (Most Recent Calendar Quarter)

Cumulative
Since Inception
NUAG at NAV	(2.26)%
NUAG at Market Price	(2.08)%

Since inception returns are from 9/14/16. The Index is not available for direct investment.

Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.20%

8	NUVEEN

Yields as of January 31, 2017

Dividend Yield is the most recent dividend per share (annualized) divided by the market price per share.

The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum market price per share. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

Dividend Yield	3.63%
SEC 30-Day Yield	2.46%

NUVEEN	9

Holding

Summaries as of January 31, 2017

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

Fund Allocation

(% of net assets)

Corporate Bonds	35.0%
$1,000 Par (or similar) Institutional Preferred	0.3%
Total Corporate Debt	35.3%
Asset-Backed and Mortgage-Backed Securities	34.7%
Total Securitized	34.7%
U.S. Government and Agency Obligations	23.3%
Total U.S. Treasury	23.3%
Taxable Municipal Bonds	3.6%
Sovereign Debt	2.1%
Total Government Related	5.7%
Other Assets Less Liabilities	1.0%
Net Assets	100%

Corporate Bonds: Industries

(% of total corporate bond holdings)

Oil, Gas & Consumable Fuels	14.4%
Banks	13.8%
Electric Utilities	10.9%
Capital Markets	8.5%
Diversified Telecommunication Services	5.1%
Multi-Utilities	4.3%
Consumer Finance	3.9%
Insurance	3.0%
Energy Equipment & Services	2.8%
Media	2.3%
Machinery	2.2%
Diversified Financial Services	2.2%
Pharmaceuticals	2.1%
Automobiles	2.0%
Health Care Equipment & Supplies	1.6%
Metals & Mining	1.6%
Other	19.3%
Total	100%

Portfolio Credit Quality

(% of total investments)

AAA	59.5%
AA	1.9%
A	12.2%
BBB	26.4%
Total	100%

10	NUVEEN

Expense

Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. Since the Fund’s expense example below reflects only the first 140 days of the Fund’s operations, it may not provide a meaningful understanding of the Fund’s ongoing expenses.

The Examples below are based on an investment of $1,000 invested on September 14, 2016 (the commencement of operations) and held through January 31, 2017.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your Fund in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$979.50
Expenses Incurred During Period	$0.76
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,018.41
Expenses Incurred During Period	$0.77

Expenses are equal to the Fund’s annualized net expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 140/365 (to reflect the 140 days in the period since commencement of operations).

NUVEEN	11

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.0%

	CORPORATE BONDS – 35.0%

	Aerospace & Defense – 0.2%

$80	Lockheed Martin Corporation	3.600%	3/01/35	BBB+	$76,211

20	Martin Marietta Materials	6.600%	4/15/18	BBB+	21,029
100	Total Aerospace & Defense				97,240

	Air Freight & Logistics – 0.2%

80	FedEx Corporation	3.900%	2/01/35	BBB	76,550

	Auto Components – 0.3%

40	BorgWarner Inc.	3.375%	3/15/25	BBB+	39,625

40	BorgWarner Inc.	4.375%	3/15/45	BBB+	38,601

80	Delphi Corporation	4.150%	3/15/24	BBB	82,454
160	Total Auto Components				160,680

	Automobiles – 0.7%

40	Ford Motor Company	6.375%	2/01/29	BBB	45,814

40	Ford Motor Company	4.750%	1/15/43	BBB	37,331

80	General Motors Corporation	6.600%	4/01/36	BBB	92,143

160	General Motors Financial Company Inc.	5.250%	3/01/26	BBB	169,672
320	Total Automobiles				344,960

	Banks – 4.8%

80	Bank of America Corporation	4.200%	8/26/24	A–	81,269

120	Bank of America Corporation	3.950%	4/21/25	A–	119,053

100	Bank of America Corporation	4.183%	11/25/27	A–	99,226

40	Barclays Bank PLC	3.750%	5/15/24	A1	40,377

40	Barclays PLC	2.875%	6/08/20	A	39,825

200	BNY Mellon, (WI/DD)	2.600%	2/07/22	A	199,572

120	Citigroup Inc.	3.500%	5/15/23	A–	119,663

120	Citigroup Inc.	3.700%	1/12/26	A	119,429

200	Citigroup Inc.	4.750%	5/18/46	A–	198,504

60	Compass Bank	2.750%	9/29/19	BBB+	59,717

80	Fifth Third Bancorp.	4.300%	1/16/24	A–	82,601

40	First Niagara Financial Group, Inc.	6.750%	3/19/20	A–	45,069

120	First Tennessee Bank	2.950%	12/01/19	BBB	120,583

200	HSBC Holdings PLC	4.250%	3/14/24	A+	202,164

60	Huntington BancShares Inc.	7.000%	12/15/20	Baa1	68,975

120	Inter-American Development Bank	3.200%	8/07/42	AAA	114,176

100	JPMorgan Chase & Company	2.972%	1/15/23	A+	99,433

12	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$80	JPMorgan Chase & Company	3.375%	5/01/23	A	$79,982

80	JPMorgan Chase & Company	3.200%	6/15/26	A+	77,396

40	Key Bank NA	3.400%	5/20/26	BBB+	38,759

40	Mitsubishi UFJ Financial Group, Inc.	3.850%	3/01/26	A1	40,773

40	Royal Bank of Scotland Group PLC	6.400%	10/21/19	BBB+	43,541

40	Sumitomo Mitsui Financial Group, Inc.	3.784%	3/09/26	A1	40,475

40	Suntrust Bank, Subordinate Note	3.300%	5/15/26	BBB+	38,621

40	SVB Financial Group	5.375%	9/15/20	A3	43,503

60	Synovus Financial Corp.	7.875%	2/15/19	BBB–	66,075

80	Wells Fargo & Company	3.000%	4/22/26	AA–	76,195
2,340	Total Banks				2,354,956

	Biotechnology – 0.3%

60	Baxalta, Inc.	2.875%	6/23/20	BBB–	60,598

40	Baxalta, Inc.	3.600%	6/23/22	BBB–	40,564

40	Celgene Corporation	3.625%	5/15/24	BBB+	40,223
140	Total Biotechnology				141,385

	Building Products – 0.2%

40	Johnson Controls International PLC	4.625%	7/02/44	BBB+	39,674

40	Johnson Controls International PLC	5.125%	9/14/45	BBB+	43,168
80	Total Building Products				82,842

	Capital Markets – 3.0%

80	BGC Partners Inc.	5.375%	12/09/19	BBB–	84,171

40	Credit Suisse Group Funding Guernsey Limited	3.800%	9/15/22	A–	40,298

140	Credit Suisse New York	5.400%	1/14/20	BBB+	150,724

100	Deutsche Bank AG	2.850%	5/10/19	A–	100,168

120	Deutsche Bank AG	2.950%	8/20/20	A–	119,275

60	Deutsche Bank AG	3.375%	5/12/21	A–	59,759

80	E Trade Financial Corporation	4.625%	9/15/23	BBB–	82,100

120	FS Investment Corporation	4.000%	7/15/19	BBB	121,021

200	Goldman Sachs Group, Inc.	3.000%	4/26/22	A	198,667

80	Goldman Sachs Group, Inc.	3.750%	2/25/26	A	79,916

100	Goldman Sachs Group, Inc.	3.500%	11/16/26	A	97,039

80	Morgan Stanley Dean Witter & Company	4.875%	11/01/22	A–	85,786

80	Morgan Stanley	3.875%	1/27/26	A	80,498

60	Prospect Capital Corporation	5.000%	7/15/19	BBB–	61,743

80	Stifel Financial Corporation	3.500%	12/01/20	BBB	80,481
1,420	Total Capital Markets				1,441,646

NUVEEN	13

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Chemicals – 0.4%

$60	Celanese US Holdings LLC	5.875%	6/15/21	BBB–	$66,580

60	FMC Corporation	5.200%	12/15/19	BBB	64,683

80	RPM International, Inc.	6.125%	10/15/19	BBB	87,343
200	Total Chemicals				218,606

	Commercial Services & Supplies – 0.2%

80	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	4.250%	7/01/20	BBB–	82,975

40	Waste Management Inc.	3.900%	3/01/35	A–	39,893
120	Total Commercial Services & Supplies				122,868

	Construction & Engineering – 0.2%

80	Valmont Industries, Inc.	6.625%	4/20/20	BBB+	88,920

	Consumer Finance – 1.4%

350	Capital One Bank	3.375%	2/15/23	Baa1	350,068

140	Discover Bank	7.000%	4/15/20	BBB	155,732

160	Ford Motor Credit Company	3.664%	9/08/24	BBB	156,576
650	Total Consumer Finance				662,376

	Diversified Financial Services – 0.8%

80	Jefferies Group Inc.	8.500%	7/15/19	BBB–	90,885

140	National Rural Utilities Cooperative Finance Corporation	2.850%	1/27/25	A1	137,735

60	Pennantpark Investment Corporation	4.500%	10/01/19	BBB–	60,385

40	Rabobank Nederland	3.950%	11/09/22	A	40,928

40	Voya Financial Inc.	5.500%	7/15/22	BBB	44,143
360	Total Diversified Financial Services				374,076

	Diversified Telecommunication Services – 1.8%

40	AT&T, Inc.	4.500%	5/15/35	A–	37,606

200	AT&T, Inc.	4.300%	12/15/42	A–	176,200

160	AT&T, Inc.	4.350%	6/15/45	A–	137,353

40	Orange SA	5.375%	1/13/42	BBB+	45,394

80	Qwest Corporation	6.875%	9/15/33	BBB–	77,664

60	Qwest Corporation	7.125%	11/15/43	BBB–	58,500

160	Verizon Communications	4.400%	11/01/34	A–	152,528

80	Verizon Communications	4.750%	11/01/41	A–	77,044

120	Verizon Communications	4.125%	8/15/46	A–	103,336
940	Total Diversified Telecommunication Services				865,625

	Electric Utilities – 3.8%

80	Appalachian Power Company	5.800%	10/01/35	A–	93,473

40	Appalachian Power Company	4.400%	5/15/44	A–	40,808

40	Cleco Corporate Holdings LLC, 144A	3.743%	5/01/26	BBB–	39,486

160	Duke Energy Corporation	2.650%	9/01/26	BBB+	149,497

14	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities (continued)

$100	Duke Energy Corporation	3.750%	9/01/46	BBB+	$90,698

80	Edison International	2.950%	3/15/23	A3	79,688

80	El Paso Electric Company	5.000%	12/01/44	Baa1	80,229

40	Emera US Finance LP	3.550%	6/15/26	BBB	39,208

40	Emera US Finance LP	4.750%	6/15/46	BBB	40,650

80	Entergy Corporation	2.950%	9/01/26	BBB	75,499

120	Exelon Corporation	4.950%	6/15/35	Baa2	127,747

80	Exelon Corporation	4.450%	4/15/46	Baa2	79,473

80	Indiana Michigan Power Company	3.200%	3/15/23	A–	80,888

40	Interstate Power And Light Company	4.700%	10/15/43	A–	41,395

120	ITC Holdings Corp.	3.250%	6/30/26	BBB+	116,638

40	ITC Holdings Corp.	5.300%	7/01/43	BBB+	43,748

40	Kansas City Power and Light Co	5.300%	10/01/41	BBB+	42,685

80	PPL Capital Funding Inc.	4.700%	6/01/43	BBB+	80,354

60	Public Service Company of New Mexico	3.850%	8/01/25	BBB+	60,644

60	Puget Energy, Inc.	3.650%	5/15/25	BBB–	58,941

160	Southern Company Gas Capital Corporation	4.400%	6/01/43	A–	159,034

120	The Southern Company	4.250%	7/01/36	A–	119,197

40	The Southern Company	4.400%	7/01/46	A–	39,582

40	Tucson Electric Power Company	3.050%	3/15/25	A3	38,188

40	Xcel Energy Inc.	4.800%	9/15/41	A3	42,148
1,860	Total Electric Utilities				1,859,898

	Energy Equipment & Services – 1.0%

100	FMC Technologies, Inc.	3.450%	10/01/22	BBB+	99,978

160	Halliburton Company	3.800%	11/15/25	BBB+	162,739

80	Helmerich and Payne International Drilling Company	4.650%	3/15/25	BBB+	83,290

80	National Oilwell Varco Inc.	2.600%	12/01/22	BBB+	75,146

60	Oceaneering International, Inc.	4.650%	11/15/24	BBB	60,014
480	Total Energy Equipment & Services				481,167

	Equity Real Estate Investment Trusts – 0.4%

40	Government Properties Income Trust	3.750%	8/15/19	BBB–	40,383

60	Rayonier, Inc.	3.750%	4/01/22	BBB–	59,768

40	Select Income REIT	3.600%	2/01/20	Baa2	40,264

40	Senior Housing Properties Trust	3.250%	5/01/19	BBB–	40,239
180	Total Equity Real Estate Investment Trusts				180,654

	Food & Staples Retailing – 0.4%

40	CVS Health Corporation	4.875%	7/20/35	BBB+	42,958

40	CVS Health Corporation	5.125%	7/20/45	BBB+	43,993

NUVEEN	15

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Food & Staples Retailing (continued)

$40	Sysco Corporation	5.375%	9/21/35	A3	$44,572

40	Walgreens Boots Alliance, Inc.	4.500%	11/18/34	BBB	40,167

40	Walgreen Company	4.400%	9/15/42	BBB	38,789
200	Total Food & Staples Retailing				210,479

	Food Products – 0.4%

100	Flowers Foods, Inc.	3.500%	10/01/26	BBB	95,564

40	Kraft Heinz Foods Company	5.000%	7/15/35	BBB–	41,939

40	The JM Smucker Company	4.250%	3/15/35	BBB	40,437

40	Tyson Foods	4.875%	8/15/34	BBB	40,907
220	Total Food Products				218,847

	Gas Utilities – 0.3%

80	National Fuel Gas Company	8.750%	5/01/19	BBB	88,893

60	Spire, Inc.	4.700%	8/15/44	BBB+	60,994
140	Total Gas Utilities				149,887

	Health Care Equipment & Supplies – 0.6%

80	Baxter International Inc.	3.500%	8/15/46	A–	68,269

120	Becton Dickinson & Company	4.685%	12/15/44	BBB+	123,963

40	Zimmer Biomet Holdings, Inc.	4.250%	8/15/35	BBB	37,214

40	Zimmer Biomet Holdings, Inc.	5.750%	11/30/39	BBB	43,924
280	Total Health Care Equipment & Supplies				273,370

	Health Care Providers & Services – 0.5%

120	Cardinal Health Inc.	4.500%	11/15/44	A–	117,750

40	Humana, Inc.	3.850%	10/01/24	A–	40,584

40	Owens and Minor, Inc.	4.375%	12/15/24	BBB	39,311

40	Wellpoint Inc.	3.500%	8/15/24	A	39,817
240	Total Health Care Providers & Services				237,462

	Hotels, Restaurants & Leisure – 0.3%

40	Marriott International, Inc.	4.500%	10/01/34	BBB	39,889

40	McDonald’s Corporation	4.700%	12/09/35	BBB+	41,757

80	McDonald’s Corporation	4.875%	7/15/40	BBB+	83,952
160	Total Hotels, Restaurants & Leisure				165,598

	Household Durables – 0.3%

60	Harman International Industries, Inc.	4.150%	5/15/25	BBB–	61,522

40	Newell Brands Inc.	5.000%	11/15/23	BBB–	43,012

40	Newell Brands Inc.	5.375%	4/01/36	BBB–	44,875
140	Total Household Durables				149,409

	Household Products – 0.1%

40	Macys Retail Holdings Inc.	6.650%	7/15/24	BBB	43,990

16	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Independent Power & Renewable Electricity Producers – 0.5%

$40	Columbia Pipeline Group, Inc.	5.800%	6/01/45	A–	$47,663

56	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	Aaa	60,097

68	Southaven Combined Cycle Generation LLC	3.846%	8/15/33	Aaa	70,200

60	TransAlta Corporation	4.500%	11/15/22	BBB–	59,513
224	Total Independent Power & Renewable Electricity Producers				237,473

	Insurance – 1.0%

60	American International Group, Inc.	4.125%	2/15/24	BBB+	62,352

60	Delphi Financial Group	7.875%	1/31/20	BBB	67,959

80	Lincoln National Corporation	4.200%	3/15/22	A–	84,306

40	Primerica Inc.	4.750%	7/15/22	A–	42,842

80	Principal Financial Inc.	3.125%	5/15/23	A–	79,873

40	Prudential Financial Inc.	3.500%	5/15/24	A	40,644

40	Reinsurance Group of America Inc.	4.700%	9/15/23	A–	42,717

40	Torchmark Corporation	3.800%	9/15/22	A	40,945

40	UnumProvident Corporation	5.625%	9/15/20	BBB	43,845
480	Total Insurance				505,483

	Leisure Products – 0.1%

40	Host Hotel & Resorts Inc.	6.000%	10/01/21	Baa2	44,592

	Life Sciences Tools & Services – 0.1%

40	Thermo Fischer Scientific Inc.	5.300%	2/01/44	BBB	44,791

	Machinery – 0.8%

40	AGCO Corporation	5.875%	12/01/21	BBB–	42,866

40	Eaton Corporation	4.000%	11/02/32	A–	40,234

40	Eaton Corporation	4.150%	11/01/42	A–	39,422

40	Flowserve Corporation	4.000%	11/15/23	BBB	41,243

40	Fortive Corporation, 144A	4.300%	6/15/46	Baa1	39,414

60	Kennametal Inc.	2.650%	11/01/19	BBB	59,388

40	Kennametal Inc.	3.875%	2/15/22	BBB	39,384

40	Pentair Finance SA	3.150%	9/15/22	BBB–	39,548

40	Pentair Finance SA	4.650%	9/15/25	BBB–	41,058
380	Total Machinery				382,557

	Media – 0.8%

40	Charter Communications Operating LLC	4.908%	7/23/25	BBB–	42,060

80	Discovery Communications Inc.	3.250%	4/01/23	BBB–	78,186

40	Discovery Communications Inc.	4.900%	3/11/26	BBB–	41,745

80	Grupo Televisa SAB	5.000%	5/13/45	BBB+	68,426

80	Interpublic Group of Companies Inc.	3.750%	2/15/23	Baa2	81,286

NUVEEN	17

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$80	Scripps Networks Interactive Inc.	3.900%	11/15/24	BBB+	$81,302
400	Total Media				393,005

	Metals & Mining – 0.6%

60	Newmont Mining Corporation	3.500%	3/15/22	BBB	61,431

100	Nucor Corporation	4.125%	9/15/22	A–	106,563

60	Reliance Steel and Aluminum Co	4.500%	4/15/23	BBB	61,734

40	Worthington Industries, Inc.	4.550%	4/15/26	BBB	40,038
260	Total Metals & Mining				269,766

	Multiline Retail – 0.2%

40	Kohl’s Corporation	4.250%	7/17/25	Baa2	37,690

40	Nordstrom, Inc.	6.950%	3/15/28	BBB+	48,334
80	Total Multiline Retail				86,024

	Multi-Utilities – 1.5%

80	Black Hills Corporation	3.150%	1/15/27	BBB+	76,494

40	Black Hills Corporation	4.200%	9/15/46	BBB+	38,346

80	CMS Energy Corporation	4.700%	3/31/43	BBB	82,752

80	Dominion Resources Inc.	5.250%	8/01/33	BBB+	87,172

120	Dominion Resources Inc.	4.700%	12/01/44	BBB+	122,981

60	KeySpan Corporation	5.803%	4/01/35	A–	67,994

60	NiSource Finance Corporation	5.250%	2/15/43	BBB+	66,599

60	NiSource Finance Corporation	4.800%	2/15/44	BBB+	63,648

60	PSE&G Power LLC	4.300%	11/15/23	BBB+	62,303

60	SCANA Corporation	4.125%	2/01/22	BBB	60,712
700	Total Multi-Utilities				729,001

	Oil, Gas & Consumable Fuels – 5.0%

120	Boardwalk Pipelines LP	3.375%	2/01/23	BBB–	117,430

60	Buckeye Partners LP	4.150%	7/01/23	BBB–	61,302

120	Canadian Natural Resources Limited	3.900%	2/01/25	BBB+	120,808

80	Cimarex Energy Company	4.375%	6/01/24	BBB–	83,584

160	EcoPetrol SA	4.250%	9/18/18	BBB	164,342

80	Enable Midstream Partners LP	2.400%	5/15/19	Baa3	79,188

60	Enable Midstream Partners LP	3.900%	5/15/24	Baa3	57,784

80	Enterprise Products Operating LP	5.750%	3/01/35	BBB+	88,162

60	EQT Corporation	6.500%	4/01/18	BBB	63,038

60	EQT Corporation	4.875%	11/15/21	BBB	64,123

40	Magellan Midstream Partners LP	4.200%	3/15/45	BBB+	36,533

160	Marathon Oil Corporation	2.700%	6/01/20	BBB	158,936

80	Marathon Petroleum Corporation	3.625%	9/15/24	BBB	78,451

18	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$160	MPLX LP	4.500%	7/15/23	BBB–	$167,066

60	Noble Energy Inc.	3.900%	11/15/24	BBB	60,853

60	Northern Border Pipeline Company	7.500%	9/15/21	BBB+	66,382

300	Petroleos Mexicanos	6.000%	3/05/20	BBB+	318,000

60	Phillips 66	4.650%	11/15/34	A3	62,819

60	Pioneer Natural Resources Company	3.950%	7/15/22	BBB–	62,296

60	Pioneer Natural Resources Company	4.450%	1/15/26	BBB–	63,552

60	Spectra Energy Capital LLC	5.650%	3/01/20	Baa2	64,259

80	Spectra Energy Partners LP	4.500%	3/15/45	BBB	76,609

100	Talisman Energy Inc.	7.750%	6/01/19	BBB–	109,212

80	TC Pipelines LP	4.650%	6/15/21	Baa2	84,159

80	Valero Energy Corporation	3.650%	3/15/25	BBB	79,272

60	Western Gas Partners LP	4.000%	7/01/22	BBB–	61,619
2,380	Total Oil, Gas & Consumable Fuels				2,449,779

	Pharmaceuticals – 0.7%

40	AbbVie Inc.	3.600%	5/14/25	A–	39,366

120	Actavis Funding SCS	3.850%	6/15/24	BBB	120,747

40	McKesson Corporation	4.883%	3/15/44	BBB+	40,527

80	Mylan Inc., 144A	3.150%	6/15/21	BBB–	78,941

80	Perrigo Finance Unlimited Company	3.500%	3/15/21	BBB–	81,021
360	Total Pharmaceuticals				360,602

	Road & Rail – 0.1%

40	Canadian Pacific Railway Company	4.800%	9/15/35	BBB+	43,220

	Software – 0.1%

40	Electronic Arts, Inc.	4.800%	3/01/26	Baa2	42,678

	Specialty Retail – 0.2%

40	AutoNation Inc.	4.500%	10/01/25	BBB–	40,747

40	Signet UK Finance PLC	4.700%	6/15/24	BBB–	38,669
80	Total Specialty Retail				79,416

	Textiles, Apparel & Luxury Goods – 0.1%

40	Coach, Inc.	4.250%	4/01/25	Baa2	40,181

	Tobacco – 0.1%

40	Reynolds American Inc.	5.700%	8/15/35	BBB	45,764

	Wireless Telecommunication Services – 0.5%

120	Rogers Communications Inc.	5.000%	3/15/44	BBB+	126,407

120	Viacom Inc.	4.250%	9/01/23	BBB	120,598
240	Total Wireless Telecommunication Services				247,005
$16,754	Total Corporate Bonds (cost $17,570,024)				17,004,828

NUVEEN	19

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.3%

	Insurance – 0.1%

$40	Prudential Financial Inc.	5.875%	9/15/42	BBB+	$42,700

	Machinery – 0.2%

100	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	104,970
$140	Total $1,000 Par (or similar) Institutional Preferred (cost $150,538)				147,670

Principal Amount (000)	Description (1)		Optional Call Provisions (3)	Ratings (2)	Value

	TAXABLE MUNICIPAL BONDS – 3.6%

	Arizona – 0.2%

$100	Phoenix, Arizona, Various Purpose General Obligation Bonds, Build America Taxable Bonds, Series 2009A, 5.269%, 7/01/34		No Opt. Call	AA+	$116,018

	California – 0.2%

100	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010, 7.950%, 3/01/36		3/20 at 100.00	AA–	116,306

	Missouri – 0.1%

60	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2016B, 3.086%, 9/15/51		No Opt. Call	AAA	50,134

	New Jersey – 0.4%

80	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2009B, 6.875%, 12/15/39		6/19 at 100.00	A3	84,630

100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2010C, 6.104%, 12/15/28		12/20 at 100.00	A3	105,237
180	Total New Jersey				189,867

	North Carolina – 1.1%

520	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Refunding Taxable Series 2016C, 3.327%, 12/01/36		No Opt. Call	AAA	512,382

	Ohio – 0.1%

40	Ohio State University, General Receipts Bonds, Multiyear Debt Issuance Program, Refunding Series 2016B, 3.798%, 12/01/46		No Opt. Call	Aa1	39,021

	Texas – 1.5%

60	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Green Series 2016B, 3.852%, 8/15/46		No Opt. Call	AAA	61,272

500	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bonds, Series 2010-B2, 8.910%, 2/01/30		2/20 at 100.00	Baa2	582,355

60	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2010A, 4.631%, 4/01/33		No Opt. Call	AAA	68,719
620	Total Texas				712,346
$1,620	Total Taxable Municipal Bonds (cost $1,833,032)				1,736,074

20	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 23.3%

$60	Freddie Mac Reference Notes	4.125%	10/11/33	Aaa	$60,840

120	Tennessee Valley Authority	3.500%	12/15/42	Aaa	117,853

440	U.S. Treasury Notes	4.000%	8/15/18	Aaa	459,989

5,740	U.S. Treasury Notes	0.750%	8/15/19	Aaa	5,652,333

1,200	U.S. Treasury Notes	0.875%	9/15/19	Aaa	1,184,250

300	U.S. Treasury Notes	2.000%	12/31/21	Aaa	301,289

1,060	U.S. Treasury Notes	2.750%	11/15/23	Aaa	1,094,865

840	U.S. Treasury Notes	2.250%	11/15/24	Aaa	834,553

1,680	U.S. Treasury Notes	2.000%	8/15/25	Aaa	1,626,976
$11,440	Total U.S. Government and Agency Obligations (cost $11,634,564)				11,332,948

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 34.7%

$600	Commercial Mortgage Pass-Through Certificates, Series 2015-LC19	3.527%	2/10/48	AAA	$613,708

500	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C2	3.849%	6/15/57	Aa2	511,635

1,299	Fannie Mae Mortgage Pool AL9125	4.000%	10/01/43	Aaa	1,365,901

2,216	Fannie Mae Mortgage Pool AS6302	3.500%	12/01/45	Aaa	2,266,390

1,285	Fannie Mae Mortgage Pool AX4887	4.000%	12/01/44	Aaa	1,348,839

1,077	Fannie Mae Mortgage Pool MA1489	3.000%	7/01/43	Aaa	1,071,473

1,383	Fannie Mae Mortgage Pool MA2671	3.500%	7/01/46	Aaa	1,414,428

2,773	Ginnie Mae Mortgage Pool MA2149	4.000%	8/20/44	Aaa	2,934,670

1,083	Ginnie Mae Mortgage Pool MA3310	3.500%	12/20/45	Aaa	1,123,414

1,765	Ginnie Mae Mortgage Pool MA3311	4.000%	12/20/45	Aaa	1,868,263

383	Ginnie Mae Mortgage Pool MA3874	3.500%	8/20/46	Aaa	397,390

872	Ginnie Mae Mortgage Pool MA3937	3.500%	9/20/46	Aaa	904,251

500	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-LC16	4.020%	8/15/50	Aaa	524,828

500	World Financial Network Credit Card Master Trust, Series 2012-A	3.140%	1/17/23	AAA	513,625
$16,236	Total Asset-Backed and Mortgage-Backed Securities (cost $17,271,194)				16,858,815

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 2.1%

	Chile – 0.1%

$60	Republic of Chile	3.625%	10/30/42	AA–	$56,937

	Colombia – 0.3%

120	Republic of Colombia	6.125%	1/18/41	BBB	132,900

NUVEEN	21

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Italy – 0.1%

$40	Republic of Italy	5.375%	6/15/33	BBB+	$43,067

	Mexico – 0.6%

160	United Mexican States	4.750%	3/08/44	A3	146,800

160	United Mexican States	4.350%	1/15/47	A3	138,208
320	Total Mexico				285,008

	Panama – 0.1%

60	Republic of Panama	4.300%	4/29/53	BBB	55,560

	Peru – 0.3%

120	Republic of Peru	4.125%	8/25/27	A3	127,050

	Philippines – 0.4%

220	Republic of the Philippines	3.700%	3/01/41	BBB	213,859

	Uruguay – 0.2%

100	Republic of Uruguay	5.100%	6/18/50	BBB	93,300
$1,040	Total Sovereign Debt (cost $1,107,964)				1,007,681
	Total Long-Term Investments (cost $49,567,316)				48,088,016
	Other Assets Less Liabilities – 1.0%				508,567
	Net Assets – 100%				$48,596,583

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

REIT	Real Estate Investment Trust

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

See accompanying notes to financial statements.

22	NUVEEN

Statement of

Assets and Liabilities	January 31, 2017 (Unaudited)

Assets
Long-term investments, at value (cost $49,567,316)	$48,088,016
Cash	369,535
Receivable for:
Interest	347,141
Reclaims	125
Total assets	48,804,817
Liabilities
Payable for investments purchased	199,572
Accrued expenses:
Management fees	7,723
Professional fees	344
Trustee fees	595
Total liabilities	208,234
Net assets	$48,596,583
Shares outstanding	2,000,000
Net asset value (“NAV”) per share	$24.30
Net assets consist of:
Capital paid-in	$50,000,000
Undistributed (Over-distribution of) net investment income	77,198
Accumulated net realized gain (loss)	(1,315)
Net unrealized appreciation (depreciation)	(1,479,300)
Net assets	$48,596,583
Authorized shares	Unlimited
Par value per share	$0.01

See accompanying notes to financial statements.

NUVEEN	23

Statement of Operations	For the period September 14, 2016 (commencement of operations) through January 31, 2017 (Unaudited)

Investment Income	$484,226
Expenses
Management fees	37,439
Professional fees	344
Trustees fees	595
Other	50
Total expenses	38,428
Net investment income (loss)	445,798
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	8,285
Change in net unrealized appreciation (depreciation) of investments	(1,479,300)
Net realized and unrealized gain (loss)	(1,471,015)
Net increase (decrease) in net assets from operations	$(1,025,217)

See accompanying notes to financial statements.

24	NUVEEN

Statement of

Changes in Net Assets	(Unaudited)

For the period September 14, 2016 (commencement of operations) through January 31, 2017
Operations
Net investment income (loss)	$445,798
Net realized gain (loss) from investments	8,285
Change in net unrealized appreciation (depreciation) of investments	(1,479,300)
Net increase (decrease) in net assets from operations	(1,025,217)
Distributions to Shareholders
From net investment income	(368,600)
From accumulated net realized gains	(9,600)
Decrease in net assets from distributions to shareholders	(378,200)
Fund Share Transactions
Proceeds from shares sold	50,000,000
Net increase (decrease) in net assets from Fund share transactions	50,000,000
Net increase (decrease) in net assets	48,596,583
Net assets at the beginning of period	—
Net assets at the end of period	$48,596,583
Undistributed (Over-distribution of) net investment income at the end of period	$77,198

See accompanying notes to financial statements.

NUVEEN	25

Financial

Highlights (Unaudited)

Selected data for a share outstanding throughout the period:

		Investment Operations			Less Distributions

Year Ended July 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains		Total	Ending NAV	Ending Market Price
2017(c)	$25.00	$0.22	$(0.74)	$(0.52)	$(0.18)	$—	**	$(0.18)	$24.30	$24.33

26	NUVEEN

		Ratios/Supplemental Data
Total Return			Ratios to Average Net Assets

Based on NAV(b)	Based on Market Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)
(2.05)%	(1.94)%	$48,597	0.20	%*	2.36	%*	69%

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total Return Based on NAV is the combination of changes in NAV and the assumed reinvestment of distributions, if any, at NAV on the ex-dividend payment date. Total returns are not annualized. Total Return Based on Market Price is the combination of changes in the market price per share and the assumed reinvestment of distributions, if any, at the ending market price per share on the ex-dividend payment date. Total returns are not annualized.
(c)	For the period September 14, 2016 (commencement of operations) through January 31, 2017.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 4 – Fund Shares).
*	Annualized.
**	Rounds to less than $0.01 per share.

See accompanying notes to financial statements.

NUVEEN	27

Notes to

Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Trust and Fund Information

NuShares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (the “Fund”), as a non-diversified fund, among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Fund are listed and traded on the NYSE Arca (the “Exchange”).

The end of the reporting period for the Fund is January 31, 2017, and the period covered by these Notes to Financial Statements is the period September 14, 2016 (commencement of operations) through January 31, 2017 (the “current fiscal period”).

Investment Adviser

The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC. (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into a sub-advisory agreement with Teachers Advisors, LLC (the “Sub-Adviser”), an affiliate of Nuveen, under which the Sub-Adviser manages the investment portfolio of the Fund.

Investment Objectives

The Fund seeks to track the investment results, before fees and expenses, of the BofA Merrill Lynch Enhanced Yield U.S. Broad Bond Index (the “Index”).

The Fund’s most recent prospectus provides further description of the Fund’s investment objective, principal investment strategies and principal risks.

Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund has earmarked securities in its portfolio with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

As of the end of the reporting period, the Fund’s outstanding when-issued/delayed delivery purchase commitments was as follows:

Outstanding when-issued/delayed delivery purchase commitments	$199,572

Investment Income

Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also reflects paydown gains and losses, if any.

Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and distributed to shareholders monthly.

Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

28	NUVEEN

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Netting Agreements

In the ordinary course of business, the Fund may enter into transactions subject to International Swaps and Derivative Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.

The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

The fair valuation input levels as described below are for fair value measurement purposes.

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Fund’s Board of Trustees (the “Board”). The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s net asset value (“NAV”) (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.

NUVEEN	29

Notes to Financial Statements (Unaudited) (continued)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*
Corporate Bonds	$—	$17,004,828	$—	$17,004,828
$1,000 Par (or similar) Institutional Preferred	—	147,670	—	147,670
Taxable Municipal Bonds	—	1,736,074	—	1,736,074
U.S. Government and Agency Obligations	—	11,332,948	—	11,332,948
Asset-Backed and Mortgage-Backed Securities	—	16,858,815	—	16,858,815
Sovereign Debt	—	1,007,681	—	1,007,681
Total	$—	$48,088,016	$—	$48,088,016
*	Refer to the Fund’s Portfolio of Investments for industry, state and country classifications, where applicable.

The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.

3. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Zero Coupon Securities

A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investments in Derivatives

The Fund is authorized to invest in certain derivative instruments. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Although the Fund is authorized to invest in derivative instruments, and may do so in the future, it did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk

In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could

30	NUVEEN

exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

4. Fund Shares

The Fund issues and redeems its shares on a continuous basis. Only certain institutional investors who have entered into agreements with the Distributor (Authorized Participants) may purchase and redeem shares directly from the Fund at NAV and in block-size of 100,000 shares (“Creation Units”) or multiples thereof. Creation Units are typically purchased and redeemed in-kind for securities included in the Index, but they may also be purchased and redeemed, in whole or in part, for the cash value of such securities at the Adviser’s discretion. Once created, the shares of the Fund will trade on the Exchange at market prices and are only available to individual investors through their brokers.

Transactions in Fund shares during the current fiscal period were as follows:

	For the period 9/14/16 (commencement of operations) through 1/31/17
	Shares	Amount
Shares sold	2,000,000	$50,000,000
Shares redeemed	—	—

5. Investment Transactions

Long-term purchases and sales (including maturities, but excluding in-kind transactions) during the current fiscal period were as follows:

Purchases:
Investment securities	$21,049,486
U.S. Government and agency obligations	33,013,980
Sales and maturities:
Investment securities	718,985
U.S. Government and agency obligations	33,011,527

In-kind transactions during the current fiscal period were as follows:

In-kind purchases	$29,332,210
In-kind sales	—

6. Income Tax Information

The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAV of the Fund.

NUVEEN	31

Notes to Financial Statements (Unaudited) (continued)

As of January 31, 2017, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

Cost of investments	$49,567,316
Gross unrealized:
Appreciation	$27,097
Depreciation	(1,506,397)
Net unrealized appreciation (depreciation) of investments	$(1,479,300)

7. Management Fees and Other Transactions with Affiliates

Management Fees

The annual management fee, payable monthly, is 0.20% of the average daily net assets of the Fund. The Fund’s management fee compensates the Adviser for investment advisory services to the Fund. The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Fund, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Fund’s chief compliance officer, litigation expenses and extraordinary expenses.

Other Transactions with Affiliates

The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

32	NUVEEN

Additional

Fund Information

Adviser Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Teachers Advisors, LLC 730 Third Avenue New York, NY 10017-3206

Independent Registered
Public Accounting Firm

KPMG LLP

200 East Randolph Drive

Chicago, IL 60601

Administrator, Custodian and
Transfer Agent

Brown Brothers Harriman

50 Post Office Square

Boston, MA 02110

Legal Counsel Chapman and Cutler LLP Chicago, IL 60603 Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, D.C. 20004

The table below presents information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV per share (i.e., at a premium) and the number of days it was less than the Fund’s NAV per share (i.e., at a discount) during the current fiscal period.

September 14, 2016 (commencement of operations) through January 31, 2017	Number of Days	% of Total Days
Premium/Discount Range:
Greater than 0.50%	3	3.2%
Between 0.26% to 0.50%	22	23.2%
Between 0.00% to 0.25%	59	62.0%
Between (0.01)% to (0.25)%	10	10.5%
Less than (0.25)%	1	1.1%

	95	100%

Quarterly Form N-Q Portfolio of Investments Information: The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FlNRA.org.

NUVEEN	33

Glossary of Terms

Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

BofA/Merrill Lynch Enhanced Yield Broad Bond Index: This index provides exposure to the broad U.S. investment grade bond market. This included U.S. government and Treasury debt as well corporate bonds. The index uses a fundamental weighting scheme to generate higher yield while maintaining comparable risk. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

Bloomberg Barclays U.S. Aggregate Bond Index: The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass through securities and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

34	NUVEEN

Annual Investment Management Agreement

Approval Process

At a meeting held on August 2-4, 2016 (the “Meeting”), the Board of Trustees (the “Board,” and each Trustee, a “Board Member”) of NuShares ETF Trust (the “Trust”), including the Independent Board Members (as defined below), considered and approved the investment management agreement (the “Investment Management Agreement”) between the Trust and Nuveen Fund Advisors, LLC (the “Adviser”) on behalf of the NuShares Enhanced Yield U.S. Aggregate Bond ETF (the “Fund”), a series of the Trust, and the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Teachers Advisors, LLC (formerly known as Teachers Advisors, Inc.) (the “Sub-Adviser”). The Adviser and the Sub-Adviser are each hereafter a “Fund Adviser.” The Investment Management Agreement and the Sub-Advisory Agreement are each hereafter an “Advisory Agreement.” The Board Members who are not parties to the Fund’s Investment Management Agreement or Sub-Advisory Agreement or “interested persons” of any such parties are hereafter the “Independent Board Members.”

To assist the Board in its evaluation of an Advisory Agreement with a Fund Adviser at the Meeting, the Independent Board Members had received, in adequate time in advance of the Meeting or at prior meetings, materials which outlined, among other things:

•	the nature, extent and quality of the services expected to be provided by the Fund Adviser;

•	the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;

•	the expertise and background of the Fund Adviser with respect to the Fund’s investment strategy;

•	certain performance-related information (as described below);

•	certain profitability-related information (as described below);

•	the Fund’s proposed unitary fee structure, including comparisons of the Fund’s proposed expense ratio with the expense ratios of comparable funds; and

•	the soft dollar practices of the Fund Adviser, if any.

At the Meeting and at prior meetings, the Adviser made a presentation to and responded to questions from the Board. During the Meeting, the Independent Board Members also met privately with their legal counsel to, among other things, review the Board’s duties under the Investment Company Act of 1940 (the “1940 Act”), the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Independent Board Members considered the Advisory Agreements. As outlined in more detail below, the Independent Board Members considered all factors they believed relevant with respect to the Fund. Each Board Member may have accorded different weight to the various factors and information discussed below in reaching his or her conclusions with respect to the Fund’s Advisory Agreements. The Board Members also drew on information they had received in their capacity as trustees and directors, as applicable, of other registered investment companies advised by the Adviser.

A. Nature, Extent and Quality of Services

The Independent Board Members considered the nature, extent and quality of the respective Fund Adviser’s services, including portfolio management services and administrative services. In this regard, the Independent Board Members recognized that the Fund would be the first open-end exchange-traded fund (“ETF”) to be managed by the Adviser and offered by the Nuveen fund family; however, they considered the Adviser’s extensive experience in operating other types of investment companies. The Independent Board Members considered information about the structure, investment objective, strategies and other characteristics of the Fund. Additionally, they observed that the Fund was expected to seek to track the investment results of an index developed by an unaffiliated index provider.

At the Meeting and/or at prior meetings, the Independent Board Members were provided with materials pertaining to, among other things, the Adviser’s organization and business and the types of services that the Adviser or its affiliates are expected to provide to the Fund. As the Adviser already serves as adviser to the other Nuveen funds overseen by the Board Members, the Board has a good understanding of the Adviser’s organization, operations, personnel and services. As the Independent Board Members meet regularly throughout the year to oversee the Nuveen funds, the Independent Board Members, in part, relied upon their knowledge from their meetings and any other interactions throughout the year with the Adviser in evaluating the Investment Management Agreement although, as noted above, they recognized that the Fund would be the first ETF in the Nuveen fund family.

The Board noted that the Fund would be a registered investment company that would operate in a regulated industry. In considering the services that were expected to be provided by the Fund Advisers, the Board recognized that the Adviser provides a comprehensive set of services to manage and

NUVEEN	35

Annual Investment Management Agreement Approval Process (continued)

operate the Nuveen funds, including: (a) product management (such as setting dividends; positioning the product in the marketplace; maintaining and enhancing shareholder communications; and reporting to the Board); (b) investment services (such as overseeing sub-advisers and other service providers; analyzing investment performance and risks; overseeing risk management and disclosure; developing and interpreting investment policies; assisting in the development of products; helping to prepare financial statements and marketing disclosures; and overseeing trade execution); (c) fund administration (such as helping to prepare fund tax returns and complete other tax compliance matters; and helping to prepare regulatory filings and shareholder reports); (d) fund Board administration (such as preparing Board materials and organizing and providing assistance for Board meetings); (e) compliance (such as helping to devise and maintain the Nuveen funds’ compliance program and related testing); and (f) legal support (such as helping to prepare registration statements and proxy statements; interpreting regulations and policies; and overseeing fund activities). The Board was aware, however, that services provided to ETFs may in some respects differ from those provided to other Nuveen funds. In addition, the Independent Board Members noted that the Adviser would oversee the Sub-Adviser, which was generally expected to provide the portfolio advisory services to the Fund.

With respect to the Sub-Adviser, the Independent Board Members were provided with materials pertaining to, among other things, the Sub-Adviser’s organization and business, and considered that the Sub-Adviser is an affiliate of the Adviser. More specifically, they noted that the Adviser is a wholly-owned subsidiary of Nuveen which, in turn, is an operating division of TIAA Global Asset Management (“TGAM”), the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA-CREF”), and the Sub-Adviser is a subsidiary of TGAM. The Independent Board Members considered the experience of the Sub-Adviser and noted that it manages certain index products, including certain funds in the TIAA-CREF fund family and, in addition, manages an account that utilizes a strategy similar to that contemplated for the Fund. The Independent Board Members noted the Sub-Adviser’s expertise in managing fixed income strategies and evaluated the background and experience of certain key investment personnel that were expected to serve as portfolio managers to the Fund.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services expected to be provided to the Fund under each Advisory Agreement were satisfactory.

B. Investment Performance

The Fund was new and, therefore, did not have its own performance history. The Independent Board Members, however, were familiar with the performance records of other Nuveen funds advised by the Adviser and noted that the Fund’s expected strategy has been implemented by the Sub-Adviser’s portfolio managers in connection with an account that they manage. In this regard, the Independent Board Members reviewed cumulative total return data pertaining to such strategy for the period from January 29, 2016 to June 30, 2016.

C. Fees, Expenses and Profitability

1. Fees and Expenses

In evaluating the management fees and expenses that the Fund was expected to bear, the Independent Board Members considered, among other things, the Fund’s proposed unitary fee structure, the rationale for its proposed fee structure, and its proposed expense ratio in absolute terms as well as compared with the expense ratios of comparable ETFs.

In considering the Fund’s proposed unitary fee structure, the Independent Board Members took into account the Adviser’s representation that unitary fee structures were generally common for ETFs. They noted that under this structure, the Fund would pay a fee to the Adviser and, in turn, the Adviser would be generally responsible for the fees incurred by the Fund (such as custody fees, transfer agency fees, index licensing fees, and stock exchange listing fees, as well as the fee paid to the Sub-Adviser), subject to certain exceptions (which included the management fee, any payments under the Trust’s distribution and service plan, interest expenses, taxes, acquired fund fees and expenses, expenses incurred in acquiring and disposing of portfolio securities, certain expenses of the Fund’s chief compliance officer, fees and expenses of the Independent Board Members and their counsel, litigation expenses and extraordinary expenses). In this regard the Independent Board Members were provided with estimates of the Fund’s anticipated expenses, including those that would be paid by the Adviser from the unitary fee and those that would be excluded from the unitary fee, to the extent available.

In considering the proposed unitary fee structure, the Independent Board Members took into account that the Adviser would bear the risk that certain of the Fund’s operating expenses would increase (but would also benefit if such expenses decrease) and the degree of expense stability that would be afforded to the Fund’s shareholders. Additionally, the Independent Board Members reviewed, among other things, the Fund’s proposed expense ratio as well as comparative data pertaining to expense ratios of the Fund’s peers in the Lipper category and Morningstar category in which the Fund is expected to be classified. The proposed unitary fee charged to the Fund was equal to the median of the total expense ratio of the peers in the Morningstar category and above the median in the Lipper category. Further, the Independent Board Members considered the proposed sub-advisory fee, which, as noted above, will be paid by the Adviser out of its unitary fee.

Based on their review of the fee and expense information provided, the Independent Board Members determined that the Fund’s unitary fee was reasonable in light of the nature, extent and quality of services to be provided to the Fund.

36	NUVEEN

2. Comparisons with the Fees of Other Clients

The Board considered that the Fund was the first ETF advised by the Adviser, and the Fund will pay a unitary fee which will differ from most other investment companies advised by the Adviser which pay a variety of fees, such as the investment advisory fee; Rule 12b-1 fees, if any; transfer agency fees; custody fees; and other expenses. The Board believed the unitary fee structure is a benefit to shareholders as it clearly discloses the cost of owning Fund shares, shifts the risk of the costs of operating the Fund covered by the unitary fee to the Adviser, and provides an incentive to the Adviser to maximize administrative efficiencies. As noted, the Board considered the unitary fee paid by the Fund compared to the expense ratios of its peers in the Lipper category and Morningstar category in which the Fund expected to be classified. The Board also noted that the Adviser and/or its affiliated sub-advisers provide services to other types of clients, including, among other things, separately managed accounts, other investment companies that are not offered by Nuveen but are sub-advised by one of Nuveen’s affiliated sub-advisers, foreign investment companies offered by Nuveen, and collective investment trusts. The Board has observed that the varying types of clients require different services and involve different regulatory risks and entrepreneurial risks than managing the Fund, a registered investment company. At prior meetings, the Board has reviewed information regarding the different types of services that are provided to the Nuveen funds compared to those provided to the other types of clients described above, which typically do not require the same breadth of day-to-day services required for registered funds advised by the Adviser. The Board noted that many of the administrative services that the Adviser provides to support the Nuveen funds may not be required to the same extent or at all for the institutional clients or other clients. The Independent Board Members have recognized that the foregoing variations result in different economics among the product structures and culminate in varying management fees among the types of clients and funds. Given the inherent differences in the various products, the Independent Board Members have concluded such facts justify the different levels of fees.

The Independent Board Members noted that although the Sub-Adviser does not serve as sub-adviser to other Nuveen funds, it does serve as investment adviser to funds in the TIAA-CREF family of funds and, in addition, provides management services to other types of clients, including certain accounts.

3. Profitability of Fund Advisers

The Independent Board Members noted that historical information regarding the costs of services provided by the Adviser to the Fund or the profitability of the Fund to the Adviser was not available as the Fund had not commenced operations and it was not possible to predict the effect on profitability of the Fund (or the ETF line of business generally). The Board, however, recognized the significant time and resources the Adviser committed to develop the ETF product line, including organizing the Trust and Fund, obtaining the necessary exemptive relief from the Securities and Exchange Commission, hiring additional personnel and arranging for the service providers to the Fund. The Independent Board Members also considered the estimated operating expenses to be paid by the Adviser pursuant to the unitary fee. Further, at prior meetings, the Independent Board Members have reviewed the profitability of Nuveen for its advisory activities on an absolute basis and in comparison to other investment advisers. In this regard, at prior meetings, the Independent Board Members have reviewed, among other things, Nuveen’s adjusted operating margins, the gross and net revenue margins (pre-tax and after-tax) for advisory activities for the other Nuveen funds, and the revenues, expenses, and net income (pre-tax and after-tax) of Nuveen for 2015 and 2014. The Independent Board Members have also reviewed an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability and have considered Nuveen’s adjusted operating margins compared to that of other comparable investment advisers (based on asset size and composition) with publicly available data. Further, as the Adviser is a wholly-owned subsidiary of Nuveen which in turn is an operating division of TGAM, and the Sub-Adviser is a subsidiary of TGAM, the Board has reviewed a balance sheet for TIAA-CREF reflecting its assets, liabilities and capital and contingency reserves to have a better understanding of the financial stability and strength of the TIAA-CREF complex, together with Nuveen. Based on the information provided, the Independent Board Members have previously noted that the Adviser appeared to be sufficiently profitable to operate as a viable investment management firm and to honor its obligations as a sponsor of the Nuveen funds. The Board recognized that it will be reviewing profitability further as the Fund commences operations and gathers assets.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

With respect to economies of scale, the Independent Board Members have recognized that, in general, as the assets of a particular fund or the Nuveen complex in the aggregate increase over time, economies of scale may be realized with respect to the management of the funds. In this regard, the Independent Board Members considered whether the Fund could be expected to benefit from any economies of scale. Although the Independent Board Members have recognized that economies of scale are difficult to measure with precision, they have noted that there are several acceptable means to share economies of scale, including through breakpoints in the management fee schedule reducing the fee rates as asset levels grow, fee waiver and expense limitation agreements, and the Adviser’s investment in its business which can enhance the services provided to the Nuveen funds. Most of the funds in the Nuveen complex pay a management fee to the Adviser which is generally comprised of a fund-level component and a complex-level component. Generally, the fund level fee component declines as the assets of a particular fund grow. Pursuant to the complex-wide fee arrangement, generally, the complex-level fee component declines when eligible assets of the funds in the Nuveen complex combined grow.

Notwithstanding the foregoing, the Independent Board Members recognized that the unitary fee structure does not have breakpoints and that the Fund would not participate in the complex-level fee program. The Independent Board Members recognized that it was difficult to assess when

NUVEEN	37

Annual Investment Management Agreement Approval Process (continued)

economies of scale, if any, might be realized before the commencement of investment operations. They further recognized that although a unitary fee affords a certain degree of certainty in the expenses of the Fund, the Adviser will benefit from any reductions in certain fixed costs that arise in connection with managing the Fund although the Adviser also has the risk if such fixed costs rise. Additionally, they acknowledged that as ETFs were new to the Nuveen fund family, there would be ongoing review of the fee structure employed for these types of funds.

In addition, at the Meeting and/or prior meetings, the Independent Board Members have recognized the Adviser’s ongoing investment in its business to expand or enhance the services provided to the Nuveen funds. In this regard, the Independent Board Members have noted, among other things, the additions to groups who play a key role in supporting the funds including in fund administration, operations, fund governance, investment services, compliance, product management, retail distribution and technology. The Independent Board Members have also recognized the investments in systems necessary to manage the funds including in areas of risk oversight, information technology and compliance.

Based on their review, the Independent Board Members concluded that the proposed unitary fee structure (which would not include breakpoints or participation in the complex-level fee program) was acceptable.

E. Indirect Benefits

In evaluating fees, the Independent Board Members considered information received at the Meeting and/or at prior meetings regarding other additional benefits that a Fund Adviser or its affiliates may receive as a result of their relationship with the Fund, including compensation paid to affiliates and research received in connection with brokerage transactions (i.e., soft dollar arrangements). In this regard, the Independent Board Members considered that the Fund’s portfolio transactions will be allocated by the Sub-Adviser and that the Sub-Adviser may benefit from research received through soft dollar arrangements with respect to transactions in equity securities. However, they recognized that the Sub-Adviser does not use soft dollars in connection with transactions in fixed income securities.

Based on their review, the Independent Board Members concluded that any indirect benefits expected to be received by a Fund Adviser as a result of its relationship with the Fund were reasonable and within acceptable parameters.

F. Approval

The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including a majority of the Independent Board Members, concluded that the terms of the Investment Management Agreement and the Sub-Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services to be provided to the Fund and that the Investment Management Agreement and Sub-Advisory Agreement should be and were approved on behalf of the Fund.

38	NUVEEN

Notes

NUVEEN	39

Nuveen:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen helps secure the long-term goals of individual investors and the advisors who serve them, providing access to investment expertise from leading asset managers and solutions across traditional and alternative asset classes. Built on more than a century of industry leadership, Nuveen’s teams of experts align with clients’ specific financial needs and goals, demonstrating commitment to advisors and investors through market perspectives and wealth management and portfolio advisory services. Nuveen manages $236 billion in assets as of December 31, 2016.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about the NuShares ETFs at: www.nuveen.com/etf

Securities offered through Nuveen Securities, LLC, Member FINRA and SIPC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com/etf

NSA-ENHUS-0117P        124127

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NuShares ETF Trust

By	(Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher Vice President and Secretary

Date: April 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Martin Kremenstein
Martin Kremenstein Chief Administrative Officer (principal executive officer)

Date: April 7, 2017

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: April 7, 2017